Cover Page Document	Oct. 15, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity File Number	1-14174
Entity Registrant Name	Southern Company Gas
Entity Tax Identification Number	58-2210952
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	725 W. Peachtree Street, N.E.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	584-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001004155
Amendment Flag	false